Debt due within one year - Summary of Total Bank Credit Facilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
DRAWN	$ 837,000,000		$ 525,000,000
Unsecured revolving credit facility and expansion facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	4,000,000,000
DRAWN	0
LETTERS OF CREDIT	0
COMMERCIAL PAPER OUTSTANDING	1,951,000,000	$ 1,502
NET AVAILABLE	2,049,000,000
Other
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	106,000,000
DRAWN	0
LETTERS OF CREDIT	106,000,000
COMMERCIAL PAPER OUTSTANDING	0
NET AVAILABLE	0
Total committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	4,106,000,000
DRAWN	0
LETTERS OF CREDIT	106,000,000
COMMERCIAL PAPER OUTSTANDING	1,951,000,000
NET AVAILABLE	2,049,000,000
Total non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	1,939,000,000
DRAWN	0
LETTERS OF CREDIT	1,059,000,000
COMMERCIAL PAPER OUTSTANDING	0
NET AVAILABLE	880,000,000
Total committed and non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	6,045,000,000
DRAWN	0
LETTERS OF CREDIT	1,165,000,000
COMMERCIAL PAPER OUTSTANDING	1,951,000,000
NET AVAILABLE	2,929,000,000
Unsecured revolving credit facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	2,500,000,000.0
Unsecured expansion facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	1,000,000,000
Revolving facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	$ 500,000,000
Term loan
Disclosure of detailed information about borrowings [line items]
Debt instrument, term	1 year